PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 8,514	$ 5,681	$ 22,527	$ 8,621	$ 14,945